Restricted Cash (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 11, 2013 HP [Member]	Dec. 31, 2013 HP [Member]	Sep. 30, 2013 HP [Member]	Jan. 14, 2014 Subsequent Event [Member]
Restricted Cash (Textual)
Cash collateral guarantee for monthly credit line			105.00%
Credit line, monthly borrowing capacity			$ 100,000
Description of collateral guarantee			Cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.
Restricted cash	375,211	375,211	105,000
Letter of Credit from JP Morgan Chase Bank				200,000
Letter of credit facility from JP Morgan Chase Bank, expiration date				Jan. 31, 2014
Letter of credit increased amount					270,000	270,000
Description of line of credit facility termination with JP Morgan Chase Bank	During September 2013, the Company closed its corporate credit card account with JP Morgan. JP Morgan will release the $105,211 held in the certificate of deposit after a 60-day waiting period.
During September 2013, the Company closed its corporate credit card account with JP Morgan.  On January 14, 2014, JP Morgan Chase released the $105,211 held in a certificate of deposit for the Company’s corporate credit card account.

Receivable from repayment of held in the certificate of deposit by JP Morgan Chase Bank	$ 105,211						$ 105,211